Earnings Per Share - Summary of Diluted Headline Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Headline Earnings Loss [Abstract]
Diluted earnings per share	£ 1.416	£ 1.507	£ 2.789
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets net of tax per share (diluted)	0.032	0.017	0.170
Effect of losses on disposal of property, plant and equipment, held-for-sale assets, partial/full implementation of IFRS 16 Leases and sale and leaseback (net of tax)	(0.003)	(0.002)	(0.008)
Issue of shares and changes in shareholding of associates (diluted)	(0.003)	(0.008)	(0.007)
Diluted headline earnings per share	£ 1.442	£ 1.514	£ 2.944